Income Tax (Details) - Schedule of net deferred tax assets - Spartacus Acquisition Corp [Member]	Dec. 31, 2020 USD ($)
Deferred tax asset
Organizational costs and startup expenses	$ 21,924
Federal net operating loss	10,449
Total deferred tax asset	32,373
Valuation allowance	(32,373)
Deferred tax asset, net of allowance